Related party transactions and balances (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Azucar [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	$ 117,868	$ 75,853	$ 185,068
Amounts receivable, related party transactions	29,170	7,005
Almadex [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	1,040,186	1,346,494	$ 1,191,360
Amounts receivable, related party transactions	$ 193,155	369,045
Amounts receivable, related party transactions		41,300
Chairmans Daughter [Member]
IfrsStatementLineItems [Line Items]
Related party, salary contracted		$ 45,300		$ 48,800